Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

August 25, 2011

Via EDGAR

Mr. John Ganley

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)

File No. 811-8194

Definitive Proxy Statement on Schedule 14A

Dear Mr. Ganley

On behalf of the Registrant, attached hereto for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the “1934 Act”) are the definitive proxy statement, form of proxy and other soliciting materials (the “Proxy Materials”) relating to a Special Meeting of Shareholders of certain series of the Registrant (the “Funds”). The Registrant estimates that copies of the Proxy Materials will be released to shareholders of the Funds on or around August 31, 2011.

The Proxy Materials are being filed to update the preliminary proxy statement, form of proxy and other soliciting materials filed on August 10, 2011 (the “Preliminary Materials”), in response to oral comments received from the staff of the U.S. Securities and Exchange Commission (the “Staff” or “Commission”) on August 19, 2011. In addition, the Proxy Materials filed herewith reflect the completion of certain data points and other non-material clerical changes to the Preliminary Materials.

Set forth in the numbered paragraphs below are the Staff’s oral comments provided on August 19, 2011, accompanied by the Registrant’s responses to each comment. Capitalized terms not otherwise defined herein shall have the meanings given to them in the Proxy Materials.

1.	BOARD CONSIDERATION OF THE NEW AGREEMENTS

Staff Comment: Please provide additional detail regarding the factors considered by the Board in reviewing and approving the New Agreements. To the extent applicable, present the Board’s

Mr. John Ganley

August 25, 2011

consideration on a Fund-by-Fund basis and differentiate and specify any particular considerations for each Fund.

Registrant’s Response: Comment complied with. Please refer to the updated section titled “Board Consideration of The New Agreements” in the Proxy Materials.

2.	BROKER NON-VOTES AND ABSTENTIONS

Staff Comment: Please explain the effect of broker non-votes and abstentions for purposes of tallying votes “for” and “against” each Proposal.

Registrant’s Response: Comment complied with. The Registrant has added the following sentence to the section titled “Voting Rights” in the Proxy Materials: “[a]bstentions and broker non-votes will be disregarded in determining the ‘votes cast’ on a Proposal, and as a consequence, will have the effect of a vote against such Proposal.”

3.	TANDY REPRESENTATION

Staff Comment: Please provide, in writing, a statement from the company acknowledging that: the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings; Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Registrant’s Response: Comment complied with. Please see acknowledgments by the Registrant below.

* * *

The Registrant hereby acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Mr. John Ganley

August 25, 2011

* * *

If you have any questions or further comments, please contact the undersigned at (720) 917-0651.

Very truly yours,

/s/ JOELLEN L. LEGG
JoEllen L. Legg
Secretary, Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP